Business Combinations and Divestitures - LeanIX Acquisition (Details) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2023	Sep. 07, 2023
Recognized Assets and Liabilities
Revenue			€ 34,176	€ 31,207	€ 29,520
Profit after tax	[1]		€ 3,150	5,964	€ 1,708
LeanIX
Business Combinations
Percentage of interest acquired							100.00%
Consideration transferred						€ 1,231
Recognized Assets and Liabilities
Intangible assets						476
Other identifiable assets						106
Total identifiable assets						582
Other identifiable liabilities						210
Total identifiable liabilities						210
Total identifiable net assets						372
Goodwill						859
Total consideration transferred						€ 1,231
Revenue				31,207
Revenue from acquisitions				10
Profit after tax				5,964
Profit after tax from acquisitions				€ (8)
Increase (Decrease) in identifiable Assets (liabilities) opening balance		€ 8

[1]	From continuing and discontinued operations